Condensed Financial Information of Registrant (Parent Company Only) - Schedule of Balance Sheets (Parenthetical) (Detail) - $ / shares	Sep. 30, 2020	Sep. 30, 2019
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock par or stated value per share	$ 0.001	$ 0.001
Common stock, shares authorized	1,100,000,000	1,100,000,000
Common stock, shares issued	154,637,240	75,093,778
Common stock, shares outstanding	154,637,240	75,093,778
Common Class B [Member]
Common stock par or stated value per share	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	100	33,068,963
Common stock, shares outstanding	100	33,068,963
Parent Company [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Parent Company [Member] | Common Class A [Member]
Common stock par or stated value per share	$ 0.001	$ 0.001
Common stock, shares authorized	1,100,000,000	1,100,000,000
Common stock, shares issued	154,637,240	75,093,778
Common stock, shares outstanding	154,637,240	75,093,778
Parent Company [Member] | Common Class B [Member]
Common stock par or stated value per share	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	100	33,068,963
Common stock, shares outstanding	100	33,068,963